Concentration and Risks	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Concentration and Risks
3. Concentration and Risks
Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, time deposits and short-term investments. As of December 31, 2018 and 2019, substantially all of the Group’s cash and cash equivalents, time deposits and short term investments were held in major financial institutions located in Mainland China and Hong Kong, which management considered being of high credit quality.
There
we
re no revenues from customers which individually represent greater than 10% of the total net revenues for the years ended December 31, 2017,

2018 and 2019. There
w
as
one instructor, through whom the Company’s net learning services and products revenue earned was more than 10% of the Company’s net learning services and products revenue for the year ended December 31, 2018. In 2017 and 2019, there was no instructor, through whom the Company’s net learning services and products revenue earned was more than 10% of the Company’s net learning services and products revenue.